iShares®

iShares Trust

Supplement dated March 10, 2010

to the Prospectuses dated July 1, 2009 (as revised December 1, 2009)

(each, a “Prospectus” and collectively, the “Prospectuses”)

for the iShares iBoxx $ High Yield Corporate Bond Fund

iShares iBoxx $ Investment Grade Corporate Bond Fund

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays Credit Bond Fund

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays Intermediate Government/Credit Bond Fund

iShares Barclays Government/Credit Bond Fund

iShares Barclays Aggregate Bond Fund

iShares S&P National AMT-Free Municipal Bond Fund

iShares S&P California AMT-Free Municipal Bond Fund

iShares S&P New York AMT-Free Municipal Bond Fund

iShares S&P Short Term National AMT-Free Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectuses.

As of March 10, 2010, Peter Cramer is no longer a Portfolio Manager of the Funds. Lee Sterne, Joel Silva, Jermaine Pierre and Mark Buell, as applicable, will continue to be responsible for the day-to-day management of the Funds as previously disclosed in the Prospectuses. Accordingly, the Prospectuses are revised to remove references to Peter Cramer.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-BOND-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 10, 2010

to the Statement of Additional Information (“SAI”)

dated July 1, 2009 (as revised December 1, 2009)

for the iShares Barclays, JPMorgan, iBoxx and S&P Series

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

As of March 10, 2010, Peter Cramer is no longer a Portfolio Manager of the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Aggregate Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund and iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Funds”). Lee Sterne, Joel Silva, Jermaine Pierre and Mark Buell, as applicable, will continue to be responsible for the day-to-day management of the Funds as previously disclosed in the SAI. Accordingly, the SAI is revised to remove references to Peter Cramer.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-02-S2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE